Note 11 - Share-based Payments (Details Textual)		3 Months Ended			12 Months Ended
	Dec. 31, 2017 shares	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Dec. 31, 2017 shares	Dec. 31, 2016	Dec. 31, 2018
Statement Line Items [Line Items]
Option life, share options granted		2.85	3	3
Weighted average remaining contractual life of outstanding share options	2.77	2.17	2.52		2.77		2.26
Share-based payment arrangements, option vesting percentage		25.00%
Share-based payment arrangements, option vesting period		270 days				270 days
Share-based payment arrangements, option vesting period, required period before vesting begins		90 days
Risk free interest rate, share options granted		2.19%	1.39%	44.00%
Expected dividend, share options granted
Expected volatility, share options granted		105.00%	97.00%	78.90%
Forfeiture rate, share options granted		0.00%	0.00%	0.00%
Weighted average share price, share options granted		$ 0.07	$ 0.20	$ 0.69
Exercise price, share options granted		0.07	0.21	0.69
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted		0.05	0.12
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options		0.23	0.23	0.24
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options		$ 0.07	$ 0.20	$ 0.14
The 2017 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares | shares	7,105,838				7,105,838
Share reservation limitations, maximum percentage of allowed reserved shares	5.00%				5.00%
Weighted average remaining contractual life of outstanding share options		2.17	2.52	0.61
The 2017 Stock Option Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	10
Stock options vested immediately [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares					1,995,000
Stock options will vest upon achievements of non-market conditions [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares					185,000
Stock options that will vest quarterly over 3 years [member]
Statement Line Items [Line Items]
Share-based payment arrangements, option vesting period					3 years
Share-based payment arrangements, option vesting period, required period before vesting begins					90 days
Share-based payment arrangement, Options, Vested, Number of Shares | shares					1,832,000